Ford Credit Auto Owner Trust 2020-B
Monthly Investor Report

Collection Period	September 2020
Payment Date	10/15/2020
Transaction Month	4
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus, available on the SEC website (http://www.sec.gov) under the registration number 333-225949 and at https://www.ford.com/finance/investor-center/asset-backed-securitization.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables	Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$2,254,021,429.53	79,887	56.3 months

	Dollar Amount	Note Interest Rate	Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$411,540,000.00	0.26275%	July 15, 2021
Class A-2 Notes	$685,900,000.00	0.50%	February 15, 2023
Class A-3 Notes	$686,130,000.00	0.56%	October 15, 2024
Class A-4 Notes	$216,800,000.00	0.79%	November 15, 2025
Class B Notes	$63,160,000.00	1.19%	January 15, 2026
Class C Notes	$42,120,000.00	2.04%	December 15, 2026

Total	$2,105,650,000.00

II. AVAILABLE FUNDS

Interest:
Interest Collections	$4,670,025.02

Principal:
Principal Collections	$44,608,925.98
Prepayments in Full	$27,590,073.32
Liquidation Proceeds	$200,742.82
Recoveries	$4,701.02
Sub Total	$72,404,443.14
Collections	$77,074,468.16

Purchase Amounts:
Purchase Amounts Related to Principal	$129,671.25
Purchase Amounts Related to Interest	$131.61
Sub Total	$129,802.86

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$77,204,271.02

Ford Credit Auto Owner Trust 2020-B
Monthly Investor Report

Collection Period	September 2020
Payment Date	10/15/2020
Transaction Month	4
III. DISTRIBUTIONS

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$77,204,271.02
Servicing Fee	$1,659,896.63	$1,659,896.63	$0.00	$0.00	$75,544,374.39
Interest - Class A-1 Notes	$31,074.24	$31,074.24	$0.00	$0.00	$75,513,300.15
Interest - Class A-2 Notes	$285,791.67	$285,791.67	$0.00	$0.00	$75,227,508.48
Interest - Class A-3 Notes	$320,194.00	$320,194.00	$0.00	$0.00	$74,907,314.48
Interest - Class A-4 Notes	$142,726.67	$142,726.67	$0.00	$0.00	$74,764,587.81
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$74,764,587.81
Interest - Class B Notes	$62,633.67	$62,633.67	$0.00	$0.00	$74,701,954.14
Second Priority Principal Payment	$3,905,590.92	$3,905,590.92	$0.00	$0.00	$70,796,363.22
Interest - Class C Notes	$71,604.00	$71,604.00	$0.00	$0.00	$70,724,759.22
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$70,724,759.22
Regular Principal Payment	$138,012,919.92	$70,724,759.22	$0.00	$0.00	$0.00
Additional Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$0.00
Residual Released to Depositor	$0.00	$0.00	$0.00	$0.00	$0.00

Total		$77,204,271.02

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$3,905,590.92
Regular Principal Payment					$70,724,759.22
Total					$74,630,350.14
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payment
		Per $1,000 of		Per $1,000 of		Per $1,000 of
	Actual	Original Balance	Actual	Original Balance	Actual	Original Balance
Class A-1 Notes	$74,630,350.14	$181.34	$31,074.24	$0.08	$74,661,424.38	$181.42
Class A-2 Notes	$0.00	$0.00	$285,791.67	$0.42	$285,791.67	$0.42
Class A-3 Notes	$0.00	$0.00	$320,194.00	$0.47	$320,194.00	$0.47
Class A-4 Notes	$0.00	$0.00	$142,726.67	$0.66	$142,726.67	$0.66
Class B Notes	$0.00	$0.00	$62,633.67	$0.99	$62,633.67	$0.99
Class C Notes	$0.00	$0.00	$71,604.00	$1.70	$71,604.00	$1.70
Total	$74,630,350.14	$35.44	$914,024.25	$0.43	$75,544,374.39	$35.87

Ford Credit Auto Owner Trust 2020-B
Monthly Investor Report

Collection Period	September 2020
Payment Date	10/15/2020
Transaction Month	4

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period		End of Period
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$141,918,510.84	0.3448474	$67,288,160.70	0.1635033
Class A-2 Notes	$685,900,000.00	1.0000000	$685,900,000.00	1.0000000
Class A-3 Notes	$686,130,000.00	1.0000000	$686,130,000.00	1.0000000
Class A-4 Notes	$216,800,000.00	1.0000000	$216,800,000.00	1.0000000
Class B Notes	$63,160,000.00	1.0000000	$63,160,000.00	1.0000000
Class C Notes	$42,120,000.00	1.0000000	$42,120,000.00	1.0000000
Total	$1,836,028,510.84	0.8719533	$1,761,398,160.70	0.8365104

Pool Information
Weighted Average APR	2.796%	2.772%
Weighted Average Remaining Term	53.86	53.06
Number of Receivables Outstanding	73,224	71,309
Pool Balance	$1,991,875,960.53	$1,919,058,987.06
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$1,858,131,344.69	$1,790,002,919.92
Pool Factor	0.8836988	0.8513934

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$21,056,565.63
Yield Supplement Overcollateralization Amount	$129,056,067.14
Targeted Overcollateralization Amount	$178,898,517.58
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$157,660,826.36

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$21,056,565.63
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$21,056,565.63
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$21,056,565.63

Ford Credit Auto Owner Trust 2020-B
Monthly Investor Report

Collection Period	September 2020
Payment Date	10/15/2020
Transaction Month	4
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		132	$287,560.10
(Recoveries)		1	$4,701.02
Net Loss for Current Collection Period			$282,859.08
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.1704%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			0.0004%
Second Prior Collection Period			0.0236%
Prior Collection Period			0.0563%
Current Collection Period			0.1736%
Four Month Average (Current and Prior Three Collection Periods)			0.0635%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		547	$425,961.69
(Cumulative Recoveries)			$5,701.02
Cumulative Net Loss for All Collection Periods			$420,260.67
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.0186%

Average Realized Loss for Receivables that have experienced a Realized Loss			$778.72
Average Net Loss for Receivables that have experienced a Realized Loss			$768.30

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	0.29%	221	$5,642,394.48
61-90 Days Delinquent	0.02%	14	$465,014.50
91-120 Days Delinquent	0.01%	6	$204,439.46
Over 120 Days Delinquent	0.01%	2	$110,941.80
Total Delinquent Receivables	0.33%	243	$6,422,790.24

Repossession Inventory:
Repossessed in the Current Collection Period		7	$238,635.81
Total Repossessed Inventory		19	$524,339.21

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.0133%
Prior Collection Period			0.0314%
Current Collection Period			0.0309%
Three Month Average			0.0252%

Delinquency Trigger (61+ Delinquent Receivables)
Transaction Month	Trigger
1-12	0.70%
13-24	1.40%
25-36	2.30%
37+	3.60%
61+ Delinquent Receivables Balance to EOP Pool Balance			0.0407%
Delinquency Trigger Occurred			No

Ford Credit Auto Owner Trust 2020-B
Monthly Investor Report

Collection Period	September 2020
Payment Date	10/15/2020
Transaction Month	4

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC

CIK#: 0000038009

Date: February 6, 2020

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Ryan M. Hershberger
Assistant Treasurer